SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	6 Months Ended
Jul. 01, 2016
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

DJO FINANCE LLC

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(in thousands)

Allowance for Sales Discounts and Other Allowances
Balance as of December 31, 2012	$29,102
Provision	53,590
Write-offs, net of recoveries	(43,112)

Balance as of December 31, 2013	39,580
Provision	61,598
Write-offs, net of recoveries	(61,923)

Balance as of December 31, 2014	39,255
Provision	72,723
Write-offs, net of recoveries	(68,630)

Balance as of December 31, 2015	$43,348